UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06501

Name of Fund: BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniYield Michigan Insured Fund II, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 10/31/2009

Item 1 – Schedule of Investments

BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

Michigan - 137.4%

Corporate - 21.5%	Delta County EDC, Refunding RB, MeadWestvaco - Escanaba, Series A, 6.25%, 4/15/12 (a)	$2,420	$2,722,573
	Dickinson County EDC, Michigan, Refunding RB, International Paper Co. Project, Series A, 5.75%, 6/01/16	2,500	2,512,225
	Michigan Strategic Fund, Refunding RB, Detroit Edison Co., Series A, AMT (MBIA), 5.55%, 9/01/29	9,500	9,276,085
	Monroe County EDC, Michigan, Refunding RB, Detroit Edison Co., Series AA (MBIA), 6.95%, 9/01/22	6,500	7,443,150
	Saint Clair County EDC, Michigan, Refunding RB, Detroit Edison, Series AA (AMBAC), 6.40%, 8/01/24	13,000	13,172,900

			35,126,933

County/City/Special District/School District - 39.8%	Adrian City School District, Michigan, GO (FSA), 5.00%, 5/01/14 (a)	2,400	2,727,744
	Anchor Bay School District, Michigan, GO, School Building & Site, Series II (FGIC), 5.75%, 5/01/10 (a)	3,165	3,250,993
	Bay City School District, Michigan, GO, School Building & Site (FSA), 5.00%, 5/01/36	2,915	2,924,619
	Bullock Creek School District, Michigan, GO (MBIA), 5.50%, 5/01/10 (a)	2,150	2,206,050
	City of Oak Park Michigan, GO, Street Improvement (MBIA), 5.00%, 5/01/30	600	610,320
	Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC), 5.50%, 5/01/39	2,000	2,066,800
	Detroit City School District, Michigan, GO, School Building & Site Improvement, Series A (FGIC), 5.38%, 5/01/13 (a)	1,480	1,672,814
	Detroit City School District, Michigan, GO, School Building & Site Improvement, Series B (FGIC), 5.00%, 5/01/28	1,900	1,803,252
	Eaton Rapids Public Schools, Michigan, GO, School Building & Site (FSA), 5.25%, 5/01/23	2,000	2,121,400

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDC	Economic Development Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
RB	Revenue Bonds
TAN	Tax Anticipation Notes

BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Gibraltar School District, Michigan, GO, School Building & Site (FGIC), 5.00%, 5/01/14 (a)	$3,065	$3,483,556
Gibraltar School District, Michigan, GO, School Building & Site (MBIA), 5.00%, 5/01/28	585	595,372
Grand Blanc Community Schools, Michigan, GO (MBIA), 5.63%, 5/01/17	1,000	1,087,200
Grand Blanc Community Schools, Michigan, GO (MBIA), 5.63%, 5/01/18	1,000	1,058,160
Grand Blanc Community Schools, Michigan, GO (MBIA), 5.63%, 5/01/19	1,100	1,163,976
Grand Rapids Building Authority, Michigan, RB, Series A (AMBAC), 5.50%, 10/01/12 (a)	665	749,654
Harper Creek Community School District, Michigan, GO, Refunding (FSA), 5.00%, 5/01/22	1,000	1,045,460
Harper Woods School District, Michigan, GO, School Building & Site (FGIC), 5.00%, 5/01/14 (a)	215	244,360
Harper Woods School District, Michigan, GO, School Building & Site (MBIA), 5.00%, 5/01/34	10	10,020
Hartland Consolidated School District, Michigan, GO (FGIC), 6.00%, 5/01/10 (a)	3,425	3,522,887
Haslett Public School District, Michigan, GO, Building & Site (MBIA), 5.63%, 11/01/11 (a)	1,275	1,395,998
Jackson Public Schools, Michigan, GO (FGIC), 5.38%, 5/01/10 (a)	3,975	4,076,124
Jonesville Community Schools Michigan, GO, Refunding (MBIA), 5.00%, 5/01/29	1,085	1,097,998
Lanse Cruese Michigan Public Schools, GO, School Building & Site (FSA), 5.00%, 5/01/35	2,000	2,022,040
Lincoln Consolidated School District, Michigan, GO, Refunding, 4.63%, 5/01/28	2,470	2,432,258
Livonia, Michigan, Public School District, GO, Refunding, Series A, 5.00%, 5/01/24	500	515,490
Ludington Area School District, Michigan, GO (MBIA), 5.25%, 5/01/23	1,440	1,543,867
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (FSA), 5.50%, 10/15/10	7,000	7,269,874
New Haven Community Schools Michigan, GO, Refunding, School Building & Site (FSA), 5.00%, 5/01/23	500	515,095
New Lothrop Area Public Schools, Michigan, GO, School Building
& Site (FSA), 5.00%, 5/01/35	1,200	1,204,932
Pontiac Tax Increment Finance Authority, Michigan, TAN, Tax
Increment Development (ACA), 5.38%, 6/01/12 (a)	640	712,698

BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	Reed City Public Schools, Michigan, GO, School Building & Site (FSA), 5.00%, 5/01/14 (a)	$1,000	$1,136,560
	South Lyon Community Schools, Michigan, GO, Series A (MBIA), 5.75%, 5/01/10 (a)	2,650	2,722,398
	Southfield Public Schools, Michigan, GO, School Building & Site, Series B (FSA), 5.00%, 5/01/14 (a)	1,000	1,131,470
	Sparta Area Schools, Michigan, GO, School Building & Site (FGIC), 5.00%, 5/01/14 (a)	1,000	1,131,470
	Thornapple Kellogg School District, Michigan, GO, Refunding, School Building & Site (MBIA), 5.00%, 5/01/32	1,500	1,513,065
	Wayne Charter County Michigan, GO, Airport Hotel, Detroit Metropolitan Airport, Series A (MBIA), 5.00%, 12/01/30	1,180	1,157,344
	Zeeland Public Schools, Michigan, GO, School Building & Site (MBIA), 5.00%, 5/01/29	1,230	1,259,851

			65,183,169

Education - 5.8%	Michigan Higher Education Facilities Authority, Michigan, RB, Limited Obligation, Hillsdale College Project, 5.00%, 3/01/35	1,125	1,038,409
	Michigan Higher Education Facilities Authority, Michigan, Refunding RB, Limited Obligation, Creative Studies, 5.85%, 6/01/12 (a)	550	613,773
	Michigan Higher Education Facilities Authority, Michigan, Refunding RB, Limited Obligation, Creative Studies, 5.90%, 6/01/12 (a)	1,000	1,117,220
	Michigan Higher Education Student Loan Authority, Michigan, RB, Student Loan, Series XVII-B, AMT (AMBAC), 5.40%, 6/01/18	3,000	3,007,230
	Michigan Higher Education Student Loan Authority, Michigan, RB, Student Loan, Series XVII-Q, AMT (AMBAC), 5.00%, 3/01/31	500	453,630
	Michigan State Building Authority, RB, Facilities Program, Series II (AMBAC), 4.87%, 10/15/10 (b)(c)	1,675	1,663,108
	Saginaw Valley State University, Michigan, Refunding RB, General (MBIA), 5.00%, 7/01/24	1,450	1,480,755

			9,374,125

Health - 22.5%	County of Dickinson Michigan, Refunding RB (ACA), 5.80%, 11/01/24	2,170	2,071,742
	Flint Hospital Building Authority, Michigan, Refunding RB, Hurley Medical Center (ACA), 6.00%, 7/01/20	755	694,562
	Flint Hospital Building Authority, Michigan, Refunding RB, Hurley Medical Center, Series A (ACA), 5.38%, 7/01/20	385	335,489
	Kent Hospital Finance Authority, Michigan, RB, Spectrum Health, Series A (MBIA), 5.50%, 7/15/11 (a)	3,000	3,264,870
	Michigan State Hospital Finance Authority, Michigan, RB, Hospital, MidMichigan Obligation Group, Series A (AMBAC), 5.50%, 4/15/18	1,000	1,018,110

BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	Michigan State Hospital Finance Authority, Michigan, RB, McLaren Health Care, 5.75%, 5/15/38	$1,500	$1,510,005
	Michigan State Hospital Finance Authority, Michigan, RB, McLaren Health Care, Series C, 5.00%, 8/01/35	1,585	1,447,945
	Michigan State Hospital Finance Authority, Michigan, RB, Mercy Health Services, Series R (AMBAC), 5.38%, 8/15/26 (b)	2,000	2,007,240
	Michigan State Hospital Finance Authority, Michigan, RB, Series A, Trinity Health, 6.13%, 12/01/23	940	1,026,460
	Michigan State Hospital Finance Authority, Michigan, RB, Series A, Trinity Health, 6.25%, 12/01/28	570	618,023
	Michigan State Hospital Finance Authority, Michigan, RB, Series A, Trinity Health, 6.50%, 12/01/33	1,400	1,538,894
	Michigan State Hospital Finance Authority, Michigan, Refunding RB, Hospital, Crittenton, Series A, 5.63%, 3/01/27	1,300	1,280,799
	Michigan State Hospital Finance Authority, Michigan, Refunding RB, Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/25	3,110	2,852,492
	Michigan State Hospital Finance Authority, Michigan, Refunding RB, Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/37	3,340	2,827,811
	Michigan State Hospital Finance Authority, Michigan, Refunding RB, Hospital, Sparrow Obligated, 5.00%, 11/15/31	1,595	1,507,435
	Michigan State Hospital Finance Authority, Michigan, Refunding RB, Trinity Health Credit, Series C, 5.38%, 12/01/23	1,000	1,009,700
	Michigan State Hospital Finance Authority, Michigan, Refunding RB, Trinity Health Credit, Series C, 5.38%, 12/01/30	1,950	1,950,722
	Michigan State Hospital Finance Authority, Michigan, Refunding RB, Trinity Health Credit, Series D, 5.00%, 8/15/34	1,650	1,629,095
	Michigan State Hospital Finance Authority, Michigan, Refunding RB, Trinity Health, Series A, 6.00%, 12/01/20	1,400	1,438,752
	Michigan State Hospital Finance Authority, Michigan, Refunding RB, Trinity Health, Series A (AMBAC), 6.00%, 12/01/27	5,500	5,622,760
	Royal Oak Hospital Finance Authority, Michigan, RB, William Beaumont Hospital, 8.25%, 9/01/39	1,000	1,161,390

			36,814,296

Housing - 3.3%	Michigan State HDA, RB College Program, Deaconess Tower, AMT (GNMA), 5.25%, 2/20/48	1,000	982,420
	Michigan State HDA, RB, Non Ace, Series A, 6.00%, 10/01/45	4,280	4,380,580
	Michigan State HDA, RB, Series A, AMT (MBIA), 5.30%, 10/01/37
		25	24,855

			5,387,855

BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

State - 10.7%	Michigan Municipal Bond Authority, Michigan, RB, Local Government, Charter County Wayne, Series B (AGC), 5.00%, 11/01/14	$1,500	$1,648,635
	Michigan Municipal Bond Authority, Michigan, RB, Local Government, Charter County Wayne, Series B (AGC), 5.00%, 11/01/15	1,000	1,095,080
	Michigan Municipal Bond Authority, Michigan, RB, Local Government, Charter County Wayne, Series B (AGC), 5.00%, 11/01/16	500	546,255
	Michigan Municipal Bond Authority, Michigan, RB, Local Government, Charter County Wayne, Series B (AGC), 5.38%, 11/01/24	125	133,836
	Michigan State Building Authority, RB, Program Series I (AGC), 5.25%, 10/15/26	400	418,948
	Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	2,350	2,533,582
	Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC), 5.25%, 10/15/24	2,000	2,110,080
	Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC), 5.25%, 10/15/25	1,500	1,572,525
	Michigan State Building Authority, Refunding RB, Facilities Program, Series II (MBIA), 5.00%, 10/15/29	2,000	2,004,940
	State of Michigan, COP, New Center Development, Inc. (MBIA), 5.75%, 9/01/11 (b)	5,045	5,500,109

			17,563,990

Transportation - 15.8%	Wayne County Airport Authority, RB, Detroit Metropolitan Wayne County Airport, AMT (MBIA), 5.25%, 12/01/25	4,475	4,197,326
	Wayne County Airport Authority, RB, Detroit Metropolitan Wayne County Airport, AMT (MBIA), 5.25%, 12/01/26	3,700	3,435,598
	Wayne County Airport Authority, RB, Detroit Metropolitan Wayne County Airport, AMT (MBIA), 5.00%, 12/01/34	5,200	4,511,624
	Wayne County Airport Authority, Refunding RB, AMT (AGC), 5.75%, 12/01/26	3,060	3,081,328
	Wayne County Airport Authority, Refunding RB, AMT (AGC), 5.38%, 12/01/32	4,300	4,022,220
	Wayne Charter County Michigan, RB, Detroit Metropolitan Wayne County, Series A, AMT (MBIA), 5.38%, 12/01/15	6,500	6,563,505

			25,811,601

Utilities - 18.0%	City of Detroit Michigan, RB, Second Lien, Series B (FSA), 7.00%, 7/01/36	2,000	2,347,180
	City of Detroit Michigan, RB, Second Lien, Series B (MBIA), 5.00%, 7/01/13 (a)	1,780	1,992,105
	City of Detroit Michigan, RB, Second Lien, Series B (MBIA), 5.00%, 7/01/34	2,620	2,437,412
	City of Detroit Michigan, RB, Senior Lien, Series A (FGIC), 5.75%, 7/01/11 (a)	1,000	1,082,670

BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	City of Detroit Michigan, RB, Senior Lien, Series A (FSA), 5.00%, 7/01/25	$3,460	$3,512,661
	City of Detroit Michigan, RB, Senior Lien, Series A (MBIA), 5.00%, 7/01/34	4,600	4,356,430
	City of Detroit Michigan, Refunding RB, Second Lien, Series C (FSA), 5.00%, 7/01/29	6,475	6,580,996
	City of Grand Rapids Michigan, Refunding RB & Improvement, Series A (MBIA), 5.50%, 1/01/22	1,500	1,672,095
	City of Wyoming Michigan, RB (MBIA), 5.00%, 6/01/30	5,300	5,325,387

			29,306,936

	Total Municipal Bonds in Michigan		224,568,905

Puerto Rico - 7.7%

State - 5.7%	Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, M-3 (MBIA), 6.00%, 7/01/27	4,200	4,328,310
	Puerto Rico Sales Tax Financing Corp., RB, CAB, Series A (MBIA), 5.19%, 8/01/43 (c)	12,500	1,674,125
	Puerto Rico Sales Tax Financing Corp., RB, CAB, Series A (MBIA), 4.99%, 8/01/46 (c)	30,000	3,273,900

			9,276,335

Transportation - 2.0%	Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGC), 5.50%, 7/01/31	3,000	3,289,320

	Total Municipal Bonds in Puerto Rico		12,565,655

	Total Municipal Bonds - 145.1%		237,134,560

	Municipal Bonds Transferred to Tender Option Bond Trusts (d)

Michigan - 10.8%

County/City/Special District/School District - 4.4%	Lakewood Public Schools, Michigan, GO, School Building & Site (FSA), 5.00%, 5/01/37	4,150	4,219,316
	Portage Public Schools, Michigan, GO, School Building & Site (FSA), 5.00%, 5/01/31	2,850	2,941,628

			7,160,944

Education - 6.4%	Saginaw Valley State University, Michigan, Refunding RB (FSA), 5.00%, 7/01/31	2,500	2,558,100
	Wayne State University, Refunding RB (FSA), 5.00%, 11/15/35	7,790	7,874,522

			10,432,622

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 10.8%		17,593,566

	Total Long-Term Investments (Cost - $253,208,660) - 155.9%		254,728,126

	Short-Term Securities	Shares

	CMA Michigan Municipal Money Fund, 0.04% (e)(f)	3,315,653	3,315,653

	Total Short-Term Securities (Cost - $3,315,653) - 2.0%		3,315,653

BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Value

Total Investments (Cost - $256,524,313*) - 157.9%	$258,043,779
Other Assets Less Liabilities - 1.1%	1,751,950
Liability for Trust Certificates, Including Interest Expense and Fees Payable - (5.5)%	(9,043,661)
Preferred Shares, at Redemption Value - (53.5)%	(87,356,588)

Net Assets Applicable to Common Shares - 100.0%	$163,395,480

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$246,021,262

Gross unrealized appreciation	$9,142,905
Gross unrealized depreciation	(6,150,388)

Net unrealized appreciation	$2,992,517

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security is collateralized by Municipal or US Treasury Obligations.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA Michigan Municipal Money Fund	$(799,908)	$140

(f)	Represents the current yield as of report date.

BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)

Schedule of Investments October 31, 2009 (Unaudited)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$3,315,653
Level 2 - Long-Term Investments[1]	254,728,126
Level 3	—

Total	$258,043,779

[1] See above Schedule of Investments for values in each sector.

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Insured Fund II, Inc.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield Michigan Insured Fund II, Inc.

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Insured Fund II, Inc.

Date: December 18, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Insured Fund II, Inc.

Date: December 18, 2009